Fair Value Measurements - Additional Information (Detail) - Osprey Technology Acquisition Corp [Member] - USD ($)	2 Months Ended
	Dec. 31, 2019	Jun. 30, 2021	Dec. 31, 2020	Nov. 05, 2019
Aggregate value of warrants	$ 21,807,000	$ 47,352,375	$ 35,731,875
Warrants [Member]
Transfer out of level three	$ 9,645,625
Private Placement Warrants [Member]
Warrants exercise price	$ 0.91	$ 2.44	$ 1.50	$ 0.62
Aggregate value of warrants	$ 7,600,000	$ 20,300,000	$ 12,500,000	$ 4,700,000
Public Warrants [Member]
Warrants exercise price	$ 0.90	$ 1.71	$ 1.47	$ 0.61
Aggregate value of warrants	$ 14,200,000	$ 27,000,000.0	$ 23,200,000	$ 8,400,000